Schedule of Investments (unaudited)
January 31, 2022
BlackRock Sustainable International Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Denmark — 3.9%
Novo Nordisk A/S, Class B	974	$ 96,882
Pandora A/S	844	91,776
		188,658
France — 11.2%
BNP Paribas SA	2,760	197,035
L’Oreal SA	385	164,451
Sanofi	1,679	175,560
		537,046
Germany — 8.3%
Allianz SE, Registered Shares	700	179,727
Puma SE	964	103,102
Symrise AG	964	115,198
		398,027
Japan — 13.9%
Azbil Corp.	2,400	94,266
Ebara Corp.	2,300	112,727
Kurita Water Industries Ltd.	2,500	101,659
Sony Group Corp.	1,700	190,176
Toyota Motor Corp.	8,400	166,011
		664,839
Netherlands — 6.0%
ASML Holding NV	259	175,419
Koninklijke DSM NV	610	114,351
		289,770
Spain — 3.3%
Iberdrola SA	13,757	157,725
Sweden — 2.4%
Hexagon AB, B Shares	8,601	116,011
Switzerland — 9.9%
Nestle SA, Registered Shares	1,266	163,489
SGS SA, Registered Shares	54	153,985
Sika AG, Registered Shares	444	155,344
		472,818
Security	Shares	Value
United Kingdom — 21.9%
Ashtead Group PLC	1,225	$ 87,622
AstraZeneca PLC	1,376	160,067
BT Group PLC	54,096	143,283
Reckitt Benckiser Group PLC	1,999	161,963
RELX PLC	5,801	178,441
Rentokil Initial PLC	24,635	172,513
Smith & Nephew PLC	8,606	146,362
		1,050,251
United States — 18.0%
Adobe, Inc.(a)	270	144,261
Chart Industries, Inc.(a)	400	48,748
Mastercard, Inc., Class A	421	162,666
Microsoft Corp.	627	194,984
Regions Financial Corp.	5,573	127,845
Schneider Electric SE	1,094	185,319
		863,823
Total Long-Term Investments — 98.8% (Cost: $4,866,041)		4,738,968
Short-Term Securities(b)(c)
Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	87,034	87,034
Total Short-Term Securities — 1.8% (Cost: $87,034)		87,034
Total Investments — 100.6% (Cost: $4,953,075)		4,826,002
Liabilities in Excess of Other Assets — (0.6)%		(26,905)
Net Assets — 100.0%		$ 4,799,097
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/18/21(a)	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 87,034(b)	$ —	$ —	$ —	$ 87,034	87,034	$ 1	$ —
(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
January 31, 2022
BlackRock Sustainable International Equity Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Denmark	$ —	$ 188,659	$ —	$ 188,659
France	—	537,046	—	537,046
Germany	—	398,027	—	398,027
Japan	—	664,839	—	664,839
Netherlands	—	289,770	—	289,770
Spain	—	157,725	—	157,725
Sweden	—	116,011	—	116,011
Switzerland	—	472,818	—	472,818
United Kingdom	—	1,050,251	—	1,050,251
United States	678,503	185,319	—	863,822
Short-Term Securities
Money Market Funds	87,034	—	—	87,034
	$ 765,537	$ 4,060,465	$ —	$ 4,826,002
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